Leases (Tables)	9 Months Ended
Sep. 30, 2021
Leases [Abstract]
Schedule of Future Minimum Lease Payments
Future minimum lease payments under non-cancelable operating leases as of September 30, 2021, are as follows (in thousands):

Amount
remaining three months of 2021	$54,139
2022	282,410
2023	363,491
2024	399,423
2025	404,312
Thereafter	1,873,380
Total minimum future lease payments	$3,377,155
Future minimum lease payments under non-cancelable operating leases as of December 31, 2020, are as follows (in thousands):

Years Ended December 31,	Amount
2021	$200,157
2022	274,010
2023	317,339
2024	322,268
2025	296,205
Thereafter	1,117,893
Total minimum future lease payments	$2,527,872